HOMESTEAD FUNDS, INC.
4301 Wilson Boulevard
Arlington, VA 22203
October 6, 2008
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Homestead Funds, Inc. (the “Registrant”)
File Nos. 33-35788, 811-06136
Commissioners:
     Enclosed for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 38 (“PEA 38”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 39 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 38 is being filed for the purpose of changing the Nasdaq-100 Index Tracking StockSM Fund’s name and investment objective, as well as making other changes as reflected in the proposals outlined in the preliminary proxy statement that was filed, by the Registrant via the EDGAR system, with the Securities and Exchange Commission on September 22, 2008, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended. Additionally, PEA 38 reflects the Registrant’s intention to enroll in the U.S. Department of the Treasury’s Temporary Guarantee Program, on behalf of its series the Daily Income Fund.
     No fee is required in connection with this filing. Please call the undersigned at (703) 907-5953 if you have any questions or comments regarding this filing.

Very truly yours,
/s/ Kelly Bowers Whetstone, Esq.
Kelly Bowers Whetstone, Esq.
Secretary, Homestead Funds, Inc.

cc:   Danielle C. Sieverling
        Chief Compliance Officer